LEASES (Schedule of Operating Lease Liabilities) (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Lessee Disclosure [Abstract]
2023	$ 25,561
2024	23,111
2025	20,285
2026	18,826
2027	16,048
2028 and thereafter	57,237
Total future lease payments	161,068	[1]
Less imputed interest	(13,974)
Total	$ 147,094

[1]	(1) Total lease payments have not been reduced by sublease rental payments of approximately $496 due in the future under non-cancelable subleases.